Organization and Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Asset Impairment Charges	$ 0	$ 0	$ 0	$ 0	$ 0